Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (280,517)	$ (119,255)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation and amortization	5,470	8,654
Loss from disposal of fixed assets	978
Impairment of inventory		(4,170)
Written off of doubtful accounts		(543)
Other receivables	480	(1,521)
Inventories	30,209	(15,369)
Advances to suppliers	(44,320)	(13,733)
VAT credit		(1,324)
Accounts payable	85	(1,298)
Advance from customers	27,739	465
Payroll payable	(21,691)	14,426
Taxes payable	12,544
Lease liabilities	(4,461)	(10,907)
Other payables	128,065
Due from related parties		6,200
Net Cash Used in Operating Activities	(145,419)	(138,375)
CASH FLOWS FROM FINANCING ACTIVITIES:
Collection of subscription receivables	505,121
Proceeds from related parties	312,367	293,493
Repayments to related parties	(553,810)	(271,265)
Proceeds from loan payables		108,500
Repayments to loan payables	(103,974)
Net Cash Provided by Financing Activities	159,704	130,728
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of fixed assets	163
Net Cash Provided by Investing Activities	163
Effect Of Exchange Rate Changes On Cash	101	105
Net Increase (Decrease) in Cash	14,549	(7,542)
Cash, beginning of year	456	7,998
Cash, end of year	15,005	456
Supplemental Disclosure Of Cash Flow Information:
Interest	61
Income taxes
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Establishment of right-of-use assets and lease liabilities for new leases		17,183
Reduction of right-of-use assets and lease liabilities for cancelation of old leases	$ 9,048	$ 17,964